INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2024
INVENTORIES
Schedule of inventories

	September 30,
	2023	2024
	RMB	RMB
Raw materials	—	160
Finished goods	4,536	7,004
Work in progress	8,503	5,710

	13,039	12,874